Goodwill and Intangible Assets (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) project	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Intangible Assets [Line Items]
Amortization of intangible assets	$ 131,953	$ 132,890	$ 126,900
Intangible asset impairments	205	8,711
Purchases of intangible assets	(19,703)	(10,412)	(34,225)
Intangible assets acquired	45,575	9,677
Non-cash assets acquired	5,900
Intangible assets, additions accrued	4,400
Goodwill written off	$ 1,600	1,600
Number of development projects completed | project	2
In-process research and development costs reclassified into developed technology	$ 8,800
Other Long-term Assets
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	(6,400)	(700)
Current Assets
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	(13,300)
Prepayments
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	(12,100)
Other Long Term Assets
Schedule of Intangible Assets [Line Items]
Purchases of intangible assets	$ (10,000)
Intangible Asset Abandonment Charges
Schedule of Intangible Assets [Line Items]
Intangible asset impairments		$ 8,700	$ 19,700